Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Summary of long-term debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,	December 31,
(in millions)	2013	2012
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, repaid June 2013	—	297
Other	7	41

Total long-term debt	$707	$1,038